Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of long-term investments
LONG-TERM INVESTMENTS

($ millions)	2018	2017
Investments in public companies, beginning of year	65.1	28.3
Acquired through capital dispositions	112.6	40.2
Dispositions	(152.8)	—
Unrealized loss recognized in other income (loss)	(16.2)	(3.4)
Investments in public companies, end of year	8.7	65.1

Investment in private company, beginning of year	7.5	7.5
Dispositions	(7.5)	—
Investment in private company, end of year	—	7.5

Long-term investments, end of year	8.7	72.6